Deposits (Tables)	6 Months Ended
Sep. 30, 2025
Deposit Assets [Abstract]
Schedule of deposits [Table Text Block]
Description	September 30, 2025	March 31, 2025

ANDE*	$28,893	$6,524
Bodens Energi	293	274
Atnorth	332	310
Equipment deposits	22,469	78,647
Vattenfall AB	1,351	1,263
CDA deposits	400	-
Import duty deposits	1,020	-
Hydro One	108	-
Deposits, gross	54,866	87,018

Equipment deposit provision, opening and closing	(12,131)	(12,131)
Deposits, net	$42,735	$74,887